SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 257,974	$ 179,140
Additions	212,579	23,888
Net assets acquired in the Transaction		54,946
Revaluation	(3,619)
Property, plant and equipment, ending balance	466,934	257,974
Accumulated depreciation Property, plant and equipment, beginning balance	104,104	63,999
Charge for the year	65,787	40,105
Accumulated depreciation Property, plant and equipment, ending balance	169,891	104,104
Property, plant and equipment	297,043	153,870
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	24,397	7,000
Additions	29,713	2,028
Net assets acquired in the Transaction		15,369
Revaluation
Property, plant and equipment, ending balance	54,110	24,397
Accumulated depreciation Property, plant and equipment, beginning balance	12,392	6,761
Charge for the year	12,899	5,631
Accumulated depreciation Property, plant and equipment, ending balance	25,291	12,392
Property, plant and equipment	28,819	12,005
Furniture and Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	171,606	142,173
Additions	170,866	21,860
Net assets acquired in the Transaction		7,573
Revaluation
Property, plant and equipment, ending balance	342,472	171,606
Accumulated depreciation Property, plant and equipment, beginning balance	59,963	37,944
Charge for the year	42,314	22,019
Accumulated depreciation Property, plant and equipment, ending balance	102,277	59,963
Property, plant and equipment	240,195	111,643
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	4,352
Additions
Net assets acquired in the Transaction		4,352
Revaluation
Property, plant and equipment, ending balance	4,352	4,352
Accumulated depreciation Property, plant and equipment, beginning balance	3,220
Charge for the year	1,132	3,220
Accumulated depreciation Property, plant and equipment, ending balance	4,352	3,220
Property, plant and equipment		1,132
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	29,967	29,967
Additions
Net assets acquired in the Transaction
Revaluation
Property, plant and equipment, ending balance	29,967	29,967
Accumulated depreciation Property, plant and equipment, beginning balance	22,496	19,294
Charge for the year	2,241	3,202
Accumulated depreciation Property, plant and equipment, ending balance	24,737	22,496
Property, plant and equipment	5,230	7,471
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	27,652
Additions	12,000
Net assets acquired in the Transaction		27,652
Revaluation	(3,619)
Property, plant and equipment, ending balance	36,033	27,652
Accumulated depreciation Property, plant and equipment, beginning balance	6,033
Charge for the year	7,201	6,033
Accumulated depreciation Property, plant and equipment, ending balance	13,234	6,033
Property, plant and equipment	$ 22,799	$ 21,619